UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09837

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Tax-Managed Multi-Cap Growth Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Tax-Managed Multi-Cap Growth Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Multi-Cap Growth Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Multi-Cap Growth Portfolio	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$300,223,358
# of Portfolio Holdings	47
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.1%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.3%
Health Care	6.8%
Industrials	8.2%
Consumer Discretionary	14.3%
Communication Services	16.8%
Information Technology	45.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.8%
Amazon.com, Inc.	9.8%
Microsoft Corp.	9.4%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.2%
Alphabet, Inc., Class C	5.2%
Monolithic Power Systems, Inc.	4.8%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.5%
Visa, Inc., Class A	3.4%
Total	68.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Tax-Managed Multi-Cap Growth Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

TMMCG Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Biotechnology — 2.7%
AbbVie, Inc.	17,006	$ 3,593,708
Argenx SE ADR(1)	1,668	1,303,909
Vertex Pharmaceuticals, Inc.(1)	7,471	3,192,956
		$ 8,090,573
Broadline Retail — 9.7%
Amazon.com, Inc.(1)	110,092	$ 29,180,985
		$ 29,180,985
Capital Markets — 0.9%
S&P Global, Inc.	5,966	$ 2,572,718
		$ 2,572,718
Chemicals — 1.2%
Ecolab, Inc.	5,380	$ 1,402,028
Sherwin-Williams Co.	6,570	2,112,978
		$ 3,515,006
Commercial Services & Supplies — 1.4%
Copart, Inc.(1)	49,420	$ 1,636,296
Waste Connections, Inc.	16,156	2,661,217
		$ 4,297,513
Consumer Staples Distribution & Retail — 1.8%
Performance Food Group Co.(1)	58,516	$ 5,299,209
		$ 5,299,209
Electrical Equipment — 2.5%
AMETEK, Inc.	31,600	$ 7,441,800
		$ 7,441,800
Entertainment — 0.5%
Live Nation Entertainment, Inc.(1)	9,609	$ 1,517,645
		$ 1,517,645
Financial Services — 3.4%
Visa, Inc., Class A	30,882	$ 10,186,119
		$ 10,186,119
Security	Shares	Value
Food Products — 0.4%
Mondelez International, Inc., Class A	21,749	$ 1,336,259
		$ 1,336,259
Ground Transportation — 2.1%
Norfolk Southern Corp.	8,734	$ 2,758,459
Uber Technologies, Inc.(1)	47,387	3,535,544
		$ 6,294,003
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.(1)	5,720	$ 2,617,529
Stryker Corp.	4,839	1,524,914
		$ 4,142,443
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	3,237	$ 1,199,244
		$ 1,199,244
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	15,650	$ 2,634,834
Domino's Pizza, Inc.	3,079	1,045,074
Marriott International, Inc., Class A	4,720	1,707,177
		$ 5,387,085
Interactive Media & Services — 16.3%
Alphabet, Inc., Class A	56,023	$ 21,557,650
Alphabet, Inc., Class C	40,857	15,604,923
Meta Platforms, Inc., Class A	18,990	11,620,171
		$ 48,782,744
IT Services — 1.2%
GoDaddy, Inc., Class A(1)	30,073	$ 2,610,035
Okta, Inc.(1)	15,035	1,107,328
		$ 3,717,363
Life Sciences Tools & Services — 0.4%
Danaher Corp.	6,647	$ 1,189,481
		$ 1,189,481
Pharmaceuticals — 2.0%
Eli Lilly & Co.	4,585	$ 4,285,141
Johnson & Johnson	3,719	854,812
Merck & Co., Inc.	7,326	799,853
		$ 5,939,806

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 20.0%
Broadcom, Inc.	24,620	$ 10,277,126
Monolithic Power Systems, Inc.	8,854	14,293,986
NVIDIA Corp.	177,438	35,411,302
		$ 59,982,414
Software — 14.6%
Adobe, Inc.(1)	9,206	$ 2,265,597
Intuit, Inc.	6,414	2,491,839
Microsoft Corp.	69,246	28,237,134
Oracle Corp.	11,391	1,838,394
Palo Alto Networks, Inc.(1)	11,120	1,994,038
Salesforce, Inc.	19,700	3,477,641
ServiceTitan, Inc., Class A(1)(2)	21,343	1,269,055
Synopsys, Inc.(1)	4,809	2,320,823
		$ 43,894,521
Specialty Retail — 2.3%
TJX Cos., Inc.	44,664	$ 7,001,082
		$ 7,001,082
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	100,863	$ 27,369,175
		$ 27,369,175
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(1)	8,980	$ 1,236,546
		$ 1,236,546
Trading Companies & Distributors — 2.1%
United Rentals, Inc.	6,684	$ 6,415,571
		$ 6,415,571
Total Common Stocks (identified cost $89,530,291)		$295,989,305

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	3,332,596	$ 3,332,596
Total Short-Term Investments (identified cost $3,332,596)		$ 3,332,596
Total Investments — 99.7% (identified cost $92,862,887)		$299,321,901
Other Assets, Less Liabilities — 0.3%		$ 901,457
Net Assets — 100.0%		$300,223,358
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2026. The aggregate market value of securities on loan at April 30, 2026 was $1,256,330.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.
Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $89,530,291) — including $1,256,330 of securities on loan	$295,989,305
Affiliated investments, at value (identified cost $3,332,596)	3,332,596
Dividends receivable	29,420
Dividends receivable from affiliated investments	11,347
Receivable for investments sold	1,074,843
Securities lending income receivable	2,126
Trustees' deferred compensation plan	46,224
Total assets	$300,485,861
Liabilities
Payable to affiliates:
Investment adviser fee	$151,869
Trustees' deferred compensation plan	46,224
Payable for custodian fee	25,903
Payable for legal and accounting services	26,186
Accrued expenses	12,321
Total liabilities	$262,503
Net Assets applicable to investors' interest in Portfolio	$300,223,358

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,829)	$701,517
Dividend income from affiliated investments	94,954
Securities lending income, net	3,473
Total investment income	$799,944
Expenses
Investment adviser fee	$942,671
Trustees’ fees and expenses	8,573
Custodian fee	39,562
Legal and accounting services	34,958
Miscellaneous	15,131
Total expenses	$1,040,895
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$3,679
Total expense reductions	$3,679
Net expenses	$1,037,216
Net investment loss	$(237,272)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$9,669,846(1)
Foreign currency transactions	(5)
Net realized gain	$9,669,841
Change in unrealized appreciation (depreciation):
Investments	$(10,652,041)
Net change in unrealized appreciation (depreciation)	$(10,652,041)
Net realized and unrealized loss	$(982,200)
Net decrease in net assets from operations	$(1,219,472)
(1)	Includes $2,768,868 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(237,272)	$(608,305)
Net realized gain	9,669,841(1)	26,571,784(2)
Net change in unrealized appreciation (depreciation)	(10,652,041)	16,067,457
Net increase (decrease) in net assets from operations	$(1,219,472)	$42,030,936
Capital transactions:
Contributions	$601,786	$2,015,609
Withdrawals	(9,154,111)	(9,957,508)
Net decrease in net assets from capital transactions	$(8,552,325)	$(7,941,899)
Net increase (decrease) in net assets	$(9,771,797)	$34,089,037
Net Assets
At beginning of period	$309,995,155	$275,906,118
At end of period	$300,223,358	$309,995,155
(1)	Includes $2,768,868 of net realized gains from redemptions in-kind.
(2)	Includes $3,669,751 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.72%(2)	0.70%	0.70%	0.71%	0.72%	0.70%
Net expenses	0.72%(2)(3)	0.70%(3)	0.70%(3)	0.71%(3)	0.72%(3)	0.70%
Net investment loss	(0.16)%(2)	(0.21)%	(0.13)%	(0.05)%	(0.23)%	(0.28)%
Portfolio Turnover	4%(4)	14%	8%	2%	0%(5)	13%
Total Return	(0.27)%(4)	15.16%	34.79%	19.30%	(27.00)%	35.12%
Net assets, end of period (000’s omitted)	$300,223	$309,995	$275,906	$207,827	$178,974	$262,354
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.
(5)	Amount is less than 0.5%.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.5% and 47.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2026, the investment adviser fee amounted to $942,671 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $3,679 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $10,821,411 and $20,200,473, respectively, for the six months ended April 30, 2026. In-kind sales for the six months ended April 30, 2026 aggregated $3,005,957.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$92,988,038
Gross unrealized appreciation	$208,782,230
Gross unrealized depreciation	(2,448,367)
Net unrealized appreciation	$206,333,863
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2026, the value of the securities loaned and the value of the collateral received amounted to $1,256,330 and $1,293,690, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,332,596, which represents 1.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$819,535	$12,137,388	$(9,624,327)	$ —	$ —	$3,332,596	$94,954	3,332,596
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$295,989,305*	$ —	$ —	$295,989,305
Short-Term Investments	3,332,596	—	—	3,332,596
Total Investments	$299,321,901	$—	$—	$299,321,901
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

EACPX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2026